Revenue from sales and energy purchases	12 Months Ended
Dec. 31, 2022
Revenue From Sales And Energy Purchases
Revenue from sales and energy purchases

Note	9 | Revenue from sales and energy purchases

We provide below a brief description of the main services provided by the Company:

Sales of electricity

Small demand segment: Residential use and public lighting (T1)	Relates to the highest demand average recorded over 15 consecutive minutes that is less than 10 kilowatts. In turn, this segment is subdivided into different residential categories based on consumption. This segment also includes a category for public lighting. Users are categorized by the Company according to their consumption.
Medium demand segment: Commercial and industrial customers (T2)	Relates to the highest demand average recorded over 15 consecutive minutes that is equal to or greater than 10 Kilowatts but less than 50 Kilowatts. The Company agrees with the user the supply capacity.
Large demand segment (T3)	Relates to the highest demand average recorded over 15 consecutive minutes that is greater than 50 Kilowatts. In turn, this segment is subdivided into categories according to the supply voltage -low, medium or high-, from voltages of up to 1 Kilovolt to voltages greater than 66 Kilovolts.
Other: (Shantytowns/ Wheeling system)	Revenue is recognized to the extent that a renewal of the Framework Agreement has been formalized for the period in which the service was rendered. In the case of the service related to the Wheeling system, revenue is recognized when the Company allows third parties (generators and large users) to access to the available transmission capacity within its distribution system upon payment of a wheeling fee.

Other services

Right of use of poles	Revenue is recognized to the extent that the rental value of the right of use of the poles used by the Company’s electricity network has been agreed upon for the benefit of third parties.
Connection and reconnection charges	Relate to revenue accrued for the carrying out of the electricity supply connection of new customers or the reconnection of already existing users.

Energy purchases

Energy purchase	The Company bills its users the cost of its purchases of energy, which includes charges for purchases of energy and power. The Company purchases electric power at seasonal prices approved by the SE. The price of the Company’s electric power represents transmission costs and other regulatory charges.
Energy losses	Energy losses are equivalent to the difference between energy purchased and energy sold. These losses can be classified into technical and non-technical losses. Technical losses represent the energy lost during transmission and distribution within the network as a consequence of the natural heating of the conductors and transformers that carry electricity from power generation plants to users. Non-technical losses represent the remainder of the Company’s energy losses and are mainly due to the illegal use of its services or the theft of energy. Energy losses require that the Company purchase additional energy in order to meet the demand and its Concession Agreement allows it to recover from its users the cost of these purchases up to a loss factor specified in its concession for each rate category. The current loss factor recognized in the electricity rate by virtue of its concession amounts to approximately 9.1%.

	12.31.22		12.31.21		12.31.20
	GWh	$	GWh	$	GWh	$
Sales of electricity
Small demand segment: Residential use and public lighting (T1)	13,052	112,853	12,373	130,223	11,600	168,574
Medium demand segment: Commercial and industrial (T2)	1,529	21,035	1,447	23,668	1,341	30,990
Large demand segment (T3)	3,714	61,391	3,492	55,576	3,210	58,284
Other: (Shantytowns/Wheeling system)	4,531	9,320	4,398	10,114	4,028	9,146
Subtotal - Sales of electricity	22,826	204,599	21,710	219,581	20,179	266,994

Other services
Right of use of poles		1,115		1,367		1,237
Connection and reconnection charges		121		143		158
Subtotal - Other services		1,236		1,510		1,395

Total - Revenue		205,835		221,091		268,389

	12.31.22		12.31.21		12.31.20
	GWh	$	GWh	$	GWh	$

Energy purchases (1)	27,158	(143,228)	26,373	(135,966)	25,124	(170,264)

(1)	As of December 31, 2022, 2021 and 2020, includes technical and non-technical energy losses for 4,333 GWh, 4,663 GWh and 4,945 GWh, respectively.